Related Party Transaction	12 Months Ended
Dec. 31, 2013
Related Party Transaction [Abstract]
Related Party Transaction

15. Related Party Transaction

Effective October 1, 2011 for a period of one year, the Company's subsidiary, CC Mobility engaged the Company's shareholder, CC Wireless Limited, to provide technical consultation for product R&D and business development. The monthly fee is determined periodically. During the years ended December 31, 2013 and 2012, nil and $42,800 of consulting fee were paid to CC Wireless Limited respectively.